[Janus Henderson Letterhead]

May 5, 2026

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:

JANUS ASPEN SERIES (the “Registrant”)

1933 Act File No. 033-63212

1940 Act File No. 811-07736

Dear Sir or Madam:

Pursuant to Rule 497(j) of Regulation C under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies on behalf of the Registrant:

1.

There are no changes to the Prospectuses and Statements of Additional Information (“SAIs”) from the forms of the Prospectuses and SAIs that were filed in Post-Effective Amendment No. 100 (“PEA No. 100”) on April 30, 2026, pursuant to Rule 485(b) under the 1933 Act for all currently effective series of the Registrant, and all share classes thereof.

2.	The text of PEA No. 100 has been filed electronically.

If you have any questions regarding this filing, please call me at (303) 336-7889 or email me at Jay.Mensah@janushenderson.com.

Respectfully,

/s/ Jay Mensah

Jay Mensah
Assistant Secretary

Enclosure (via EDGAR)

cc:	Stephanie Grauerholz, Esq.
Jay Mensah, Esq.